Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others	₨ 2,006.2		₨ 114.3
Sale of investments from others	28,877.9		29,451.1
Investments of others	722,908.9	$ 9,528.3	481,989.2	₨ 272,104.7
Dividend paid to principal owner	36,239.2	$ 477.6	166.6	₨ 66,447.3
Foreign exchange and derivative contracts, notional principal amount	12,488,223.5		8,580,508.8		$ 164,600.4
Bank guarantees	1,455,273.0		1,131,739.2		$ 19,181.1
Tier II bonds
Related Party Transaction [Line Items]
Investments of others	3,700.0		400.0
Principal Owner
Related Party Transaction [Line Items]
Loans purchased from principal owner	282,052.4		189,797.8
Dividend paid to principal owner	5,620.0		0.0
Foreign exchange and derivative contracts, notional principal amount	111,787.1		77,574.9
Foreign exchange and derivative contracts, mark to market gains	1,101.1		833.0
Bank guarantees	3.9		4.0
Principal Owner | Property Plant and equipment
Related Party Transaction [Line Items]
Fixed assets purchased from related parties	0.0		0.0
Others
Related Party Transaction [Line Items]
Bank guarantees	₨ 28.0		₨ 44.3